INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest expense	$ 291,224	$ 53,794	$ 572,679	$ 103,803	$ 205,750	$ 86,898
Taxes payable	$ 1,313,030		1,313,030		1,080,590	$ 1,032,128
Income tax, penalties and interest expense			$ 63,724
Accrued expenses					86,409
United States [Member]
US net operating loss carry forwards					$ 329,848
Expiry					2031
Greece [Member]
US net operating loss carry forwards					$ 176,443
Expiry					2019
Cyprus [Member]
US net operating loss carry forwards					$ 11,052
Expiration period					5 years